Shareholders’ Equity (Details) - USD ($)																			1 Months Ended				6 Months Ended	12 Months Ended
		Sep. 03, 2024	Jul. 02, 2024	Mar. 06, 2024	Mar. 04, 2024	Aug. 31, 2023	May 12, 2023	May 05, 2023	Feb. 17, 2023	Feb. 13, 2023	Dec. 21, 2022	Apr. 08, 2022	Mar. 22, 2022	Mar. 14, 2022	Feb. 13, 2022	Jan. 25, 2022	Jan. 20, 2022	Sep. 28, 2021	Oct. 25, 2022	Jun. 22, 2022	Jun. 16, 2022	May 24, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		May 07, 2024	Oct. 31, 2023	Apr. 19, 2023	Mar. 01, 2023	Jan. 31, 2023	Jan. 01, 2023	Apr. 26, 2022	Feb. 25, 2022
Shareholders’ Equity [Line Items]
Restricted ordinary share		69,445			1,091						10,500,000
Ordinary shares, shares issued	[1]																						17,808,947	17,808,947	9,830,373
Restricted ordinary shares				60,000		60,000										260,000									60,000
Aggregate offering price (in Dollars)			$ 10,862,168
Gross proceeds (in Dollars)							$ 13,800,000	$ 9,200,000															$ 10,861,671
Ordinary share increased (in Dollars per share)	[1]																						$ 0.12	$ 0.12	$ 0.12
Cash Commission (in Dollars)																								$ 271,542
Fractional shares canceled									2,339
Deposit equity interests rate																							99.07%	99.07%
Cancelled shares																						2
Additional ordinary shares							387,090	258,064
Public offering price (in Dollars per share)							$ 4.65	$ 4.65
Conversion price (in Dollars per share)																			$ 7.2						$ 5.4
Warrants shares																									128,901								6,007,942
Warrants issued																									2,013,759	8,021,701
Warrants outstanding																									2,013,759	2,013,759
Public warrant (in Dollars per share)																									$ 6.4
Private warrant (in Dollars per share)																									$ 7.2
Aggregate ordinary shares												8,739,351
Employees total shares																6,500
Ordinary shares issuable													2,142,852							3,780,000					197,999
Warrants exercise price per share (in Dollars per share)																	$ 1.3
Warrants exercisable (in Dollars)																									$ 506,692	$ 3,014,710	[2]
Purchase share																									1
Exercise price increased (in Dollars per share)																									$ 6.4
Purchased ordinary shares																									139,547
Received ordinary shares																									2,790,959
Net proceeds (in Dollars)																									$ 1,230,000
Exercise price of warrants (in Dollars per share)																									$ 7.2
Warrants to receive																									40
Ordinary shares [member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued		75,000			120,000		2,580,600	1,720,430		243,000							7,919,997											288,000	2,947,150	172,000	262,500
Restricted ordinary shares																								60,000
Deposit equity interests rate																					100.00%
Cancelled shares															243,000
Ordinary shares issuable																	11,879,993
Public Warrant [Member]
Shareholders’ Equity [Line Items]
Public warrant (in Dollars per share)																		$ 0.16							$ 0.16
Private Warrant [Member]
Shareholders’ Equity [Line Items]
Private warrant (in Dollars per share)																									$ 0.18
Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants shares																										8,195,641
Warrants description																									If any holder exercises one warrant, one-40th (1/40) ordinary share will be received in cash (by Cash in Lieu), holders must exercise at least 40 warrants to receive 1 ordinary share.Equity transactions in fiscal year 2022:On June 16, 2022, a total of 3,780,000 shares were issued to acquire 100% of the equity interests in Beijing Wanjia. As a result of the 2023 share consolidation, consideration became a total of 94,500 shares issued.On June 16, 2022, a total of 9,720,000 shares were issued as a deposit to acquire 100% of the equity interests in seven Kewei Group companies. On September 13, 2022, the Company and the shareholders of seven Kewei Group companies signed a termination agreement to terminate such acquisition. After the 2023 share consolidation, the 9,720,000 shares issued became 243,000 shares, which were returned and cancelled on February 13, 2023 (Note 22).On May 24, 2022, a total of 113 shares were cancelled as per shareholders’ request. As a result of the 2023 share consolidation, the cancelled shares became 2 shares.On April 8, 2022, the Company completed another private placement with certain investors that the Company agreed to sell to such investors an aggregate of 8,739,351 ordinary shares. As a result of the 2023 share consolidation, ordinary shares issued to certain investors became a total of 218,484 shares.On March 14, 2022, a total of 2,142,582 shares were issued to acquire 100% of the equity interests in Shenzhen GFAI and Guangzhou GFAI. As a result of the 2023 share consolidation, consideration became a total of 53,571 shares issued.On February 25, 2022 and April 26, 2022, the Company issued 10,000 and 10,000 ordinary shares, respectively, totaling 20,000 ordinary shares to the vendor as compensation for serving the Company. As a result of the 2023 share consolidation, compensation expense became a total of 500 shares issued (Note 19).On January 25, 2022, the Company granted and issued 260,000 restricted ordinary shares to certain employees under the Company’s 2022 Equity Incentive Plan. As a result of the 2023 share consolidation, the number of restricted ordinary shares issued to certain employees became a total of 6,500 shares (Note 19).On January 20, 2022, the Company completed a private placement with certain investors to issue (i) 7,919,997 ordinary shares; and (ii) 11,879,993 ordinary shares issuable upon the exercise of warrants, at an exercise price of $1.30 per share. As a result of the 2023 share consolidation, ordinary shares issued to certain investors became a total of 197,999 shares the exercise price of warrants became $52 to purchase 1 share.After the two private placements and the issuance of a convertible note (Note 14), the exercise price of both the Company’s IPO warrants which were issued on September 28, 2021 and private warrants which were issued on January 20, 2022, were adjusted to $0.16 and $0.18, respectively pursuant to the antidilution provisions of warrants. As a result of the 2023 share consolidation, the exercise price was proportionately increased from $0.16 to $6.40 and from $0.18 to $7.20, respectively.
Outstanding warrants shares																	5,581,918
Purchase aggregate shares																	5,581,918
private placements [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued												218,484
Initial Public Offering [Member]
Shareholders’ Equity [Line Items]
Exercise price increased (in Dollars per share)																									$ 0.16
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares																									69,773
Private Warrants [Member]
Shareholders’ Equity [Line Items]
Private warrant (in Dollars per share)																		$ 0.18
Exercise price of warrants (in Dollars per share)																									$ 0.18
Cash in Lieu [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issuable																									1
Top of range [member]
Shareholders’ Equity [Line Items]
Exercise price increased (in Dollars per share)																									$ 7.2
Exercise price (in Dollars per share)																	$ 1.15
Shares exercise price (in Dollars per share)																									46
Exercise price of warrants (in Dollars per share)																									6.4
Top of range [member] | private placements [Member]
Shareholders’ Equity [Line Items]
Adjusted price share (in Dollars per share)																	0.16
Bottom of range [member]
Shareholders’ Equity [Line Items]
Exercise price increased (in Dollars per share)																									0.18
Exercise price (in Dollars per share)																	0.238
Shares exercise price (in Dollars per share)																									9.52
Exercise price of warrants (in Dollars per share)																									$ 0.16
Bottom of range [member] | private placements [Member]
Shareholders’ Equity [Line Items]
Adjusted price share (in Dollars per share)																	$ 0.18
Shareholders [Member]
Shareholders’ Equity [Line Items]
Ordinary shares unit (in Dollars per share)			$ 0.12
Cancelled shares																						113
H.C. Wainwright & Co., LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																								7,502,220
Ordinary share increased (in Dollars per share)																							$ 1.45	$ 1.45
Cayman Islands [Member] | Top of range [member]
Shareholders’ Equity [Line Items]
Ordinary share increased (in Dollars per share)																																$ 0.003
Cayman Islands [Member] | Bottom of range [member]
Shareholders’ Equity [Line Items]
Ordinary share increased (in Dollars per share)																																$ 0.12
Beijing Wanjia [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																					3,780,000
Equity interests rate																					100.00%
Total shares issued																					94,500
Ordinary shares issuable																				94,500
Seven Kewei Group companies [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																					9,720,000
Deposit equity interests rate																					100.00%
Total shares issued deposit																					9,720,000
Shenzhen GFAI [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued													53,571	2,142,582
Equity interests rate percentage														100.00%
Total shares issued.														53,571
Vendor Service Company [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																260,000																			20,000
Shares issued (in Dollars)																																		$ 500
Vendor Service Company [Member] | Top of range [member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																																			10,000
Vendor Service Company [Member] | Bottom of range [member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																																		10,000
Subsequents Event [Member] | Seven Kewei Group companies [Member] | Ordinary shares [member]
Shareholders’ Equity [Line Items]
Returned and cancelled shares										243,000
Issued capital [member] | Cayman Islands [Member] | Top of range [member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized																									7,500,000
Issued capital [member] | Cayman Islands [Member] | Bottom of range [member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized																									300,000,000
Warrants [member]
Shareholders’ Equity [Line Items]
Warrants exercisable (in Dollars)																									$ 52

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).